LINCOLN NATIONAL VARIABLE ANNUITY FUND A
                                  (Individual)

                    Supplement Dated October 30, 2003 to the
              Statement of Additional Information Dated May 1, 2003

This supplement describes certain changes to the Statement of Additional Information ("SAI") for the Lincoln National Variable Annuity Fund A (Individual).

Ownership of Securities

     The chart on Page B-4 entitled "Interested Directors" is amended to delete the information regarding Barbara S. Kowalczyk and to replace it with the following:

Interested Directors

                                                                          Aggregate Dollar Range of Equity Securities in All
                                 Dollar Range of Equity Securities in    Registered Investment Companies Overseen by Director
      Name of Director                        the Funds                            in Family of Investment Companies
Janet C. Chrzan                                  None                                      $10,001 - $50,000


Directors and Officers

     The chart on Page B-2 entitled "Interested Directors" is deleted in its entirety and is replaced with the following:

Interested Directors

                                                                                        Number of Funds in
                          Position(s)  Term of Office                                      Fund Complex         Other Board
 Name, Address and Date    Held With    and Length of      Principal Occupation(s)          Overseen by      Memberships Held
        of Birth           the Fund      Time Served        During Past Five Years           Director           by Director

Janet C. Chrzan*          Director     Director since   Presently Senior Vice                   12           The
1300 S. Clinton Street                 August 18, 2003  President and formerly,                              Administrative
Fort Wayne, IN  46802                                   Director and Chief Financial                         Management
D/O/B: 10/14/48                                         Officer, The Lincoln National                        Group, Inc.;
                                                        Life Insurance Company                               First
                                                                                                             Penn-Pacific
                                                                                                             Life Insurance
                                                                                                             Company

Kelly D. Clevenger*       Chairman     Chairman and     Vice President, The Lincoln             12           Lincoln
1300 S. Clinton Street    and          Director since   National Life Insurance                              Retirement
Fort Wayne, IN  46802     Director     August 1, 1995   Company; Vice President,                             Services
DOB: 07/25/52                                           Lincoln Retirement Services                          Company, LLC;
                                                        Company, LLC                                         Lincoln
                                                                                                             Retirement
                                                                                                             Advisors, Inc.

     *Kelly D. Clevenger, currently Chairman and a director of the fund, is an interested person of the fund by reason of his being an officer of Lincoln Life. Janet C. Chrzan, a director of the fund, is an interested person of the fund by reason of her being a Senior Vice President of Lincoln Life.

     The chart on Page B-2 entitled "Interested Directors" is deleted in its entirety and is replaced with the following:

Officers Who Are Not Directors

                                                                                        Number of Funds in
                          Position(s)  Term of Office                                      Fund Complex            Other
 Name, Address and Date    Held With    and Length of      Principal Occupation(s)          Overseen by        Directorships
        of Birth           the Fund      Time Served        During Past Five Years           Director        Held by Director

Eldon J. Summers          Second       Second Vice      Treasurer, 2nd Vice                     N/A                 N/A
1300 S. Clinton Street    Vice         President and    President, The Lincoln
Fort Wayne, IN  46802     President    Treasurer        National Life Insurance
DOB: 12/06/50             and          since May 1,     Company; formerly Assistant
                          Treasurer    2003             Vice President and Senior
                                                        Treasury Consultant, Lincoln
                                                        National Corporation

Cynthia A. Rose           Secretary    Secretary        Secretary, Assistant Vice               N/A                 N/A
1300 S. Clinton Street                 since February   President, The Lincoln
Fort Wayne, IN  46802                  1995             National Life Insurance
DOB: 04/24/54                                           Company; formerly Assistant
                                                        Secretary, Lincoln National
                                                        Corporation

William P. Flory, Jr.     Assistant    Assistant Vice   Assistant Vice President, The           N/A                 N/A
1300 S. Clinton Street    Vice         President and    Lincoln National Life
Fort Wayne, IN  46802     President    Chief            Insurance Company; formerly
DOB: 09/02/61             and Chief    Accounting       Vice President MetLife
                          Accounting   Officer since    Investors; formerly Assistant
                          Officer      May 2002         Vice President, MetLife
                                                        Investors; formerly
                                                        Accounting Manager,
                                                        Transamerica Life Companies

Rise C.M. Taylor          Vice         Vice President   Vice President, The Lincoln             N/A                 N/A
1300 S. Clinton Street    President    and Assistant    National Life Insurance
Fort Wayne, IN  46802     and          Treasurer        Company; formerly Vice
DOB: 12/19/67             Assistant    since August     President, Lincoln Investment
                          Treasurer    18, 2003         Management Company

      Please keep this Supplement with your SAI for your future reference.